Pension plan (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Aggregate contributions to pension plans and retirement benefit schemes | $	$ 281		$ 314		$ 458
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes		¥ 4,298		¥ 3,905		¥ 3,850
ZHEJIANG JIAHUAN
Aggregate contributions to pension plans and retirement benefit schemes		¥ 1,317		¥ 1,799